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FORM D

Notice of Exempt Offering of Securities

U.S. Securities and Exchange Commission

Washington, DC 20549

(See instructions beginning on page 5)

Intentional misstatements or omissions of fact constitute federal criminal violations. See 18 U.S.C. 1001.

Item 1. Issuer's Identity

Name of Issuer: A & L Professional Services, Inc

Jurisdiction of Incorporation/Organization: CALIFORNIA

Previous Name(s) [ ] None

Entity Type (Select one)
- [X] Corporation
- [ ] Limited Partnership
- [ ] Limited Liability Company
- [ ] General Partnership
- [ ] Business Trust
- [ ] Other (Specify)

Year of Incorporation/Organization (Select one)
( ) Over Five Years Ago (•) Within Last Five Years (specify year) 2008 ( ) Yet to Be Formed

(If more than one issuer is filing this notice, check this box [ ] and identify additional issuer(s) by attaching Items 1 and 2 Continuation Page(s).)

Item 2. Principal Place of Business and Contact Information

Street Address 1	Street Address 2		
10005 Marconi Dr. No. 3			
City	**State/Province/Country**	**ZIP/Postal Code**	**Phone No.**
SAN DIEGO	CA	92154	619-661-9009

PROCESSED
MAR 0 2 2009
THOMSON REUTERS

Item 3. Related Persons

Last Name	First Name	Middle Name
Egana	Lina	I.

Street Address 1	Street Address 2	
10005 Marconi Dr. No. 3		
City	**State/Province/Country**	**ZIP/Postal Code**
SAN DIEGO	CA	92154

SEC Mail Processing Sec
JAN 2 6 2009
Washington, DC
111

Relationship(s): [X] Executive Officer [X] Director [ ] Promoter

Clarification of Response (if Necessary):

(Identify additional related persons by checking this box [X] and attaching Item 3 Continuation Page(s).)

Item 4. Industry Group (Select one)

( ) **Agriculture**

Banking and Financial Services
- ( ) Commercial Banking
- ( ) Insurance
- ( ) Investing
- ( ) Investment Banking
- ( ) Pooled Investment Fund

If selecting this industry group, also select one fund type below and answer the question below:
- ( ) Hedge Fund
- ( ) Private Equity Fund
- ( ) Venture Capital Fund
- ( ) Other Investment Fund

Is the issuer registered as an investment company under the Investment Company Act of 1940? ( ) Yes ( ) No

( ) Other Banking & Financial Services

( ) **Business Services**

Energy
- ( ) Electric Utilities
- ( ) Energy Conservation
- ( ) Coal Mining
- ( ) Environmental Services
- ( ) Oil & Gas
- ( ) Other Energy

Health Care
- ( ) Biotechnology
- ( ) Health Insurance
- ( ) Hospitals & Physcians
- ( ) Pharmaceuticals
- ( ) Other Health Care

( ) **Manufacturing**

Real Estate
- ( ) Commercial
- ( ) Construction
- ( ) REITS & Finance
- ( ) Residential
- ( ) Other Real Estate

( ) **Retailing**

( ) **Restaurants**

Technology
- ( ) Computers
- ( ) Telecommunications
- ( ) Other Technology

Trave[redacted]
- ( )
- ( )
- ( )
- ( )

(•) **Oth**

09002080

FORM D

U.S. Securities and Exchange Commission
Washington, DC 20549

Item 5. Issuer Size (Select one)

Revenue Range (for issuer not specifying "hedge" or "other investment" fund in Item 4 above)

- ◯ No Revenues
- ⦿ $1 - $1,000,000
- ◯ $1,000,001 - $5,000,000
- ◯ $5,000,001 - $25,000,000
- ◯ $25,000,001 - $100,000,000
- ◯ Over $100,000,000
- ◯ Decline to Disclose
- ◯ Not Applicable

OR

Aggregate Net Asset Value Range (for issuer specifying "hedge" or "other investment" fund in Item 4 above)

- ◯ No Aggregate Net Asset Value
- ◯ $1 - $5,000,000
- ◯ $5,000,001 - $25,000,000
- ◯ $25,000,001 - $50,000,000
- ◯ $50,000,001 - $100,000,000
- ◯ Over $100,000,000
- ◯ Decline to Disclose
- ◯ Not Applicable

Item 6. Federal Exemptions and Exclusions Claimed (Select all that apply)

- [X] Rule 504(b)(1) (not (i), (ii) or (iii))
- [ ] Rule 504(b)(1)(i)
- [ ] Rule 504(b)(1)(ii)
- [ ] Rule 504(b)(1)(iii)
- [ ] Rule 505
- [ ] Rule 506
- [ ] Securities Act Section 4(6)

Investment Company Act Section 3(c)

- [ ] Section 3(c)(1)
- [ ] Section 3(c)(2)
- [ ] Section 3(c)(3)
- [ ] Section 3(c)(4)
- [ ] Section 3(c)(5)
- [ ] Section 3(c)(6)
- [ ] Section 3(c)(7)
- [ ] Section 3(c)(9)
- [ ] Section 3(c)(10)
- [ ] Section 3(c)(11)
- [ ] Section 3(c)(12)
- [ ] Section 3(c)(13)
- [ ] Section 3(c)(14)

Item 7. Type of Filing

⦿ New Notice **OR** ◯ Amendment

Date of First Sale in this Offering: 12/30/2008 **OR** [ ] First Sale Yet to Occur

Item 8. Duration of Offering

Does the issuer intend this offering to last more than one year? [ ] Yes [X] No

Item 9. Type(s) of Securities Offered (Select all that apply)

- [X] Equity
- [ ] Debt
- [ ] Option, Warrant or Other Right to Acquire Another Security
- [ ] Security to be Acquired Upon Exercise of Option, Warrant or Other Right to Acquire Security
- [ ] Pooled Investment Fund Interests
- [ ] Tenant-in-Common Securities
- [ ] Mineral Property Securities
- [ ] Other (Describe)

Item 10. Business Combination Transaction

Is this offering being made in connection with a business combination transaction, such as a merger, acquisition or exchange offer? [ ] Yes [X] No

Clarification of Response (if Necessary)

FORM D U.S. Securities and Exchange Commission

Washington, DC 20549

Item 11. Minimum Investment

Minimum investment accepted from any outside investor $ 1000.00

Item 12. Sales Compensation

Recipient: N/A

Recipient CRD Number: ☐ No CRD Number

(Associated) Broker or Dealer ☐ None

(Associated) Broker or Dealer CRD Number ☐ No CRD Number

Street Address 1

Street Address 2

City

State/Province/Country

ZIP/Postal Code

States of Solicitation ☐ All States

☐ AL	☐ AK	☐ AZ	☐ AR	☐ CA	☐ CO	☐ CT	☐ DE	☐ DC	☐ FL	☐ GA	☐ HI	☐ ID
☐ IL	☐ IN	☐ IA	☐ KS	☐ KY	☐ LA	☐ ME	☐ MD	☐ MA	☐ MI	☐ MN	☐ MS	☐ MO
☐ MT	☐ NE	☐ NV	☐ NH	☐ NJ	☐ NM	☐ NY	☐ NC	☐ ND	☐ OH	☐ OK	☐ OR	☐ PA
☐ RI	☐ SC	☐ SD	☐ TN	☐ TX	☐ UT	☐ VT	☐ VA	☐ WA	☐ WV	☐ WI	☐ WY	☐ PR

(Identify additional person(s) being paid compensation by checking this box ☐ and attaching Item 12 Continuation Page(s).)

Item 13. Offering and Sales Amounts

(a) Total Offering Amount $ 1,000 – OR ☐ Indefinite

(b) Total Amount Sold $ 1,000 –

(c) Total Remaining to be Sold (Subtract (a) from (b)) $ Ø OR ☐ Indefinite

Clarification of Response (if Necessary)

Item 14. Investors

Check this box ☒ if securities in the offering have been or may be sold to persons who do not qualify as accredited investors, and enter the number of such non-accredited investors who already have invested in the offering: 2

Enter the total number of investors who already have invested in the offering: 2

Item 15. Sales Commissions and Finders' Fees Expenses

Provide separately the amounts of sales commissions and finders' fees expenses, if any. If an amount is not known, provide an estimate and check the box next to the amount.

Sales Commissions $ 0 ☐ Estimate

Finders' Fees $ 0 ☐ Estimate

Clarification of Response (if Necessary)

FORM D U.S. Securities and Exchange Commission

Washington, DC 20549

Item 11. Minimum Investment

Minimum investment accepted from any outside investor $ 1000.00

Item 12. Sales Compensation

Recipient: N/A

Recipient CRD Number: ☐ No CRD Number

(Associated) Broker or Dealer ☐ None

(Associated) Broker or Dealer CRD Number: ☐ No CRD Number

Street Address 1

Street Address 2

City

State/Province/Country

ZIP/Postal Code

States of Solicitation ☐ All States

☐ AL ☐ AK ☐ AZ ☐ AR ☐ CA ☐ CO ☐ CT ☐ DE ☐ DC ☐ FL ☐ GA ☐ HI ☐ ID
☐ IL ☐ IN ☐ IA ☐ KS ☐ KY ☐ LA ☐ ME ☐ MD ☐ MA ☐ MI ☐ MN ☐ MS ☐ MO
☐ MT ☐ NE ☐ NV ☐ NH ☐ NJ ☐ NM ☐ NY ☐ NC ☐ ND ☐ OH ☐ OK ☐ OR ☐ PA
☐ RI ☐ SC ☐ SD ☐ TN ☐ TX ☐ UT ☐ VT ☐ VA ☐ WA ☐ WV ☐ WI ☐ WY ☐ PR

(Identify additional person(s) being paid compensation by checking this box ☐ and attaching Item 12 Continuation Page(s).)

Item 13. Offering and Sales Amounts

(a) Total Offering Amount $ 1,000 – OR ☐ Indefinite

(b) Total Amount Sold $ 1,000 –

(c) Total Remaining to be Sold (Subtract (a) from (b)) $ Ø OR ☐ Indefinite

Clarification of Response (if Necessary)

Item 14. Investors

Check this box ☒ if securities in the offering have been or may be sold to persons who do not qualify as accredited investors, and enter the number of such non-accredited investors who already have invested in the offering: 2

Enter the total number of investors who already have invested in the offering: 2

Item 15. Sales Commissions and Finders' Fees Expenses

Provide separately the amounts of sales commissions and finders' fees expenses, if any. If an amount is not known, provide an estimate and check the box next to the amount.

Sales Commissions $ 0 ☐ Estimate

Finders' Fees $ 0 ☐ Estimate

Clarification of Response (if Necessary)

FORM D

U.S. Securities and Exchange Commission

Washington, DC 20549

Item 3 Continuation Page

Item 3. Related Persons (Continued)

Last Name	First Name	Middle Name
Martinez	Analizeth	I.

Street Address 1	Street Address 2
10005 Marconi Dr. No. 3	

City	State/Province/Country	ZIP/Postal Code
SAN DIEGO	CA	92154

Relationship(s): ☒ Executive Officer ☒ Director ☐ Promoter

Clarification of Response (if Necessary)

Last Name	First Name	Middle Name
N/A		

Street Address 1	Street Address 2

City	State/Province/Country	ZIP/Postal Code

Relationship(s): ☐ Executive Officer ☐ Director ☐ Promoter

Clarification of Response (if Necessary)

Last Name	First Name	Middle Name
N/A		

Street Address 1	Street Address 2

City	State/Province/Country	ZIP/Postal Code

Relationship(s): ☐ Executive Officer ☐ Director ☐ Promoter

Clarification of Response (if Necessary)

Last Name	First Name	Middle Name
N/A		

Street Address 1	Street Address 2

City	State/Province/Country	ZIP/Postal Code

Relationship(s): ☐ Executive Officer ☐ Director ☐ Promoter

Clarification of Response (if Necessary)

(Copy and use additional copies of this page as necessary.)

END